Consolidated Statements of Changes in Equity from Nonowner Sources (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Changes in Equity from Nonowner Sources
Net income (loss) before attribution of noncontrolling interests	¥ 397,338	¥ 875,076	¥ (1,504,299)
Other changes in equity from nonowner sources:
Net unrealized holding gains (losses) on investment securities, Before income tax expense (benefit)	(354,577)	1,187,682	(2,070,144)
Net unrealized holding gains (losses) on investment securities, Income tax (expense) benefit	143,262	(441,401)	840,309
Net unrealized holding gains on investment securities (including unrealized gain of 1,103 million and 1,778 million, net of tax, related to debt securities with credit component realized in earnings in 2010 and 2011), Net of income tax expense (benefit)	(211,315)	746,281	(1,229,835)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(122,524)	(224,560)	629,566
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	50,395	90,894	(254,987)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(72,129)	(133,666)	374,579
Other Comprehensive Income, Available-for-sale Securities Adjustment, Before income tax expense (benefit)	(477,101)	963,122	(1,440,578)
Other Comprehensive Income, Available-for-sale Securities Adjustment, Income tax (expense) benefit	193,657	(350,507)	585,322
Other Comprehensive Income, Available-for-sale Securities Adjustment, Net of income tax expense (benefit)	(283,444)	612,615	(855,256)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) before income tax expense (benefit)	88	3,621	15,180
Net unrealized gains on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(5)	(1,322)	(6,105)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) net of income tax expense (benefit)	83	2,299	9,075
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(5,740)	(11,711)	(8,615)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	2,255	4,617	3,380
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(3,485)	(7,094)	(5,235)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Before income tax expense (benefit)	(5,652)	(8,090)	6,565
Other Comprehensive Income, Derivatives Qualifying as Hedges, Income tax (expense) benefit	2,250	3,295	(2,725)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of income tax expense (benefit)	(3,402)	(4,795)	3,840
Pension liability adjustments, Gains (losses) before income tax expense (benefit)	(185,002)	352,647	(721,816)
Pension liability adjustments, Income tax (expense) benefit	73,483	(138,293)	289,201
Pension liability adjustments, Gains (losses) net of income expense (benefit)	(111,519)	214,354	(432,615)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	10,774	48,296	992
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(4,344)	(19,427)	(345)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	6,430	28,869	647
Other Comprehensive Income, Defined Benefit Plan's Adjustment, Before income tax expense (benefit)	(174,228)	400,943	(720,824)
Other Comprehensive Income, Defined Benefit Plan's, Income tax (expense) benefit	69,139	(157,720)	288,856
Other Comprehensive Income, Defined Benefit Plan's Adjustment, Net of income tax expense (benefit)	(105,089)	243,223	(431,968)
Foreign currency translation adjustments, Gains (losses) before income tax expense (benefit)	(207,159)	25,036	(332,132)
Foreign currency translation adjustments, Income tax (expense) benefit	7,014	5,542	16,963
Foreign currency translation adjustments, Gains (losses) net of income tax expense (benefit)	(200,145)	30,578	(315,169)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	21,327	18,420	11,094
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(9,021)	(8,136)	(1,959)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	12,306	10,284	9,135
Other Comprehensive Income, Foreign Currency Translation Adjustment, Before income tax expense (benefit)	(185,832)	43,456	(321,038)
Other Comprehensive Income, Foreign Currency Translation Adjustment, Income tax (expense) benefit	(2,007)	(2,594)	15,004
Other Comprehensive Income, Foreign Currency Translation Adjustment, Net of income tax expense (benefit)	(187,839)	40,862	(306,034)
Total changes in equity from nonowner sources	(182,436)	1,766,981	(3,093,717)
Net income (loss) attributable to noncontrolling interests	(64,458)	15,257	(36,259)
Other changes in equity from nonowner sources attributable to noncontrolling interests	(3,935)	5,435	(8,027)
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ (114,043)	¥ 1,746,289	¥ (3,049,431)